Warrant Liabilities - Additional Information (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2024 CHF (SFr) SFr / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2023 $ / shares
Disclosure of detailed information about borrowings [line items]
Fair value loss on warrant liability	SFr (15,531)		SFr (3,431)
Increase of the warrant liability	SFr 19,900		SFr 5,400
Exercise of public warrants | shares	279,033		149,156
Exercise of public warrants per share | (per share)	SFr 10.13	$ 11.5	SFr 10.26	$ 11.5
Issuance of shares in connection with reduction to warrant liability	SFr 1,300		SFr 200
Issuance of Shares in connection with increase in cash	2,700		1,500
Issuance of shares in connection with warrant exercises	SFr 4,100		SFr 1,700